Note 11 - Shareholders' Equity	12 Months Ended
Dec. 31, 2013
Stockholders' Equity Note [Abstract]
Stockholders' Equity Note Disclosure [Text Block]
11.	Shareholders’ equity

Reverse Recapitalization

Claimsnet acquired TransCoastal under the Acquisition Agreement, dated March 18, 2013, (as amended by the Amended Acquisition Agreement, dated April 24, 2013), through the issuance of shares of Claimsnet’s convertible preferred stock. Pursuant to the Amended Acquisition Agreement, on June 27, 2013 the Company placed all of the assets and liabilities constituting the current non-oil and gas assets of the Company into a separate wholly-owned subsidiary of the Company, ANC Holdings. ANC Holdings was then sold to certain affiliated debt holders of the Company, in consideration for cancelling the indebtedness owed. Additionally, on July 30, 2013 the Board of Directors, after receiving approval of the corporate action by FINRA, authorized the completion of the two hundred to one (200 to 1) reverse stock split of the issued and outstanding Common Stock, as may be adjusted (the “ Reverse Stock Split”), that reduced the outstanding shares of Common Stock from 35,644,696 to approximately 178,224 shares (recognizing that any resulting fractional shares will be rounded up to result in a maximum aggregate 178,250 post-split shares) and changed the name of the Company to TransCoastal Corporation. On July 30, 2013 the Board of Directors of the Company also authorized the issuance of Common Stock share certificates of the Company to all the Series F Preferred Stockholders converting the Company's Series F preferred shares into Common Stock of the Company.

Stock Issuances

During the year ended December 31, 2013 and 2012, the Company issued 206,250 and 37,500 shares, respectively, of Series A convertible preferred stock at 8%, payable annually, for $679 and $75, respectively. The Series A preferred stock may be converted any time after the first year at the request of the shareholder or the Company into two (2) shares of common stock of TransCoastal and one (1) warrant that will allow the holder, for a period of three years from the date of issue, to acquire one additional share of TransCoastal common stock for each warrant at a purchase price of $3.50 per share. The Series A preferred stock issued in 2013 resulted in a beneficial conversion feature at the date of issuance. As a result, a constructive dividend on the Series A preferred stock of approximately $266 is reflected in the accompanying consolidated statements of changes in shareholders’ equity. All of the Series A preferred shares were converted into common stock during the year ended December 31, 2013. Prior to conversion, the Company paid approximately $39 of cash dividends to the Series A preferred shareholders.

During the year ended December 31, 2013, the Company issued 687,250 of Series G convertible preferred stock at 8%, payable annually, for $684. The preferred stock may be converted any time after the first year at the request of the shareholder or the Company into two (2) shares of common stock of TransCoastal and two (2) warrants that will allow the holder, for a period of two years from the date of issue, to acquire one additional share of TransCoastal common stock for each warrant at a purchase price of $3.75 per share. The Series G preferred stock issued in 2013 resulted in a beneficial conversion feature at the date of issuance. As a result, a constructive dividend on the Series G preferred stock of approximately $1,756 is reflected in the accompanying consolidated statements of changes in shareholders’ equity.

During the year ended December 31, 2013, the Company entered into an investment agreement with a third party which allows the Company to put common shares to the third party for an aggregate purchase price up to $5,000. The purchase price of the third party would be equal to 75% of the lowest daily closing bid price of the Company’s common stock during the pricing period. The pricing period is represented by the five trading days immediately following the date on which the Company provides written notice to the third party of its requested investment. In order to facilitate the execution of this investment agreement, the Company paid the third party $15 in cash and issued 256,578 shares of its common stock valued at $250. As of December 31, 2013, the total consideration of $265 is included other non-current assets in the accompanying consolidated balance sheets.

Stock Issuances for Services

During the year ended December 31, 2013, the Company issued 207,467 common shares to certain employees for services to the Company. The Company valued those services at approximately $270.

During the year ended December 31, 2012, the Company issued 80,913 Series F preferred shares, with another 18,415 Series F preferred shares to be issued, to certain employees and vendors for services to the Company. The Company valued those services at approximately $215.

During the year ended December 31, 2012, the shareholders’ due the $1,350 of stock based compensation, in the form of Series F preferred shares, forfeited their right to the shares, which is reflected as additional paid–in capital the accompanying consolidated statements of changes in shareholders’ equity.

Stock Issued as of December 31, 2013 and 2012

At December 31, 2013 and 2012, the authorized capital stock of the Company consisted of 250,000,000 shares of voting common stock with a par value of $0.001 per share and 25,000,000 shares of preferred stock with a par value of $0.001 per share. As of December 31, 2013 and 2012, there were 22,453,773 and 0, respectively, common shares issued and outstanding, 0 and 37,500, respectively, Series A preferred shares issued and outstanding, 0 and 3,721,036, respectively, Series F preferred shares issued and outstanding, and 687,500 and 0, respectively, Series G preferred shares issued and outstanding. Additionally, at December 31, 2013 and 2012, there were 265,625 and 0, respectively, common shares to be issued and 165,105 and 194,920, respectively, Series F preferred shares to be issued. As of December 31, 2013 and 2012, the total long-term liability for stock to be issued was approximately $2,496 and $2,091, respectively, which is included in the accompanying consolidated balance sheets.